Stock Options (Details 1) - USD ($)		9 Months Ended	12 Months Ended
	Mar. 15, 2024	May 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Stock Options
Beginning Balance, Outstanding			446,936	424,836
Expired/Cancelled			(196,000)	(47,500)
Granted	200,000		696,500	69,600
Exercised			(2,500)
Ending Balance, Outstanding			944,936	446,936
Ending Balance, Exercisable			734,936
Weighted Average Exercise Price, Beginning Balance		$ 5.50	$ 3.32	$ 6.45
Weighted average exercise price, Expired/Cancelled			2.94	2.98
Weighted average exercise price, Granted			2.91	1.75
Weighted average exercise price, Exercised			1.15
Weighted average exercise price, Beginning Balance, Outstanding			3.11	$ 3.32
Weighted average exercise price, exercisable			$ 2.88
Weighted Average Remaining Contractual Term, Outstanding (Years), beginning			3 years 3 months
Weighted Average Remaining Contractual Term, Outstanding (Years), Cancelled/expired			4 years 3 months 7 days
Weighted Average Remaining Contractual Term, Outstanding (Years), Exercised			4 years 1 month 28 days
Weighted Average Remaining Contractual Term, Outstanding (Years), Granted			4 years 7 months 17 days
Weighted Average Remaining Contractual Term, Outstanding (Years), ending			3 years 7 months 20 days
Weighted Average Remaining Contractual Term, Exercisable (Years)			3 years 3 months 21 days
Aggregate Intrinsic Value, Exercisable			$ 971,959
Aggregate Intrinsic Value, Outstanding			$ 971,959	$ 3,600